Long-term receivables and prepaid expenses (Tables)	12 Months Ended
Jun. 30, 2020
Long-term receivables and prepaid expenses
Schedule of long-term receivables and prepaid expenses

	2020	2019
for the year ended 30 June	Rm	Rm
Total long-term receivables	7 411	6 007
Impairment of long-term receivables*	(442)	(211)
Short-term portion	(1 170)	(214)
	5 799	5 582
Long-term prepaid expenses	636	735
	6 435	6 317
Comprising:
Long-term receivables (interest-bearing) — joint operations	1 608	1 252
Long-term loans	2 822	2 370
LCCP investment incentives	1 369	1 960
	5 799	5 582

*Impairment of long-term loans and receivables